Organization and Principal Activities (Tables)	12 Months Ended
Sep. 30, 2024
Organization and Principal Activities [Abstract]
Schedule of Direct or Indirect Interests in the Following Subsidiary

During the years ended September 30, 2024 and 2023 the Company has direct or indirect interests in the following subsidiary:

Name	Place and date of incorporation	Issued ordinary share capital	Ownership	Principal activities
Techlution Service Limited (“TSL”)	November 28, 2017	HK$10,000	100% owned by Alpha Technology Group Limited	providing IT development and consulting service to customers
Neural Sense Limited (“NSL”)	October 16, 2019	HK$10,000	100% owned by Alpha Technology Group Limited	providing IT development and consulting service to customers
Alpha Technology Group (HK) Limited (“Alpha HK”)	September 14, 2022	HK$10,000	100% owned by Alpha Technology Group Limited	has not commenced its operations